Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (37,678,411)	$ (172,537,530)	$ (49,693,594)
Adjustments for:
Finance costs	25,472	19,028,007	7,800,597
Interest income	(1,478,436)	(872,503)	(28,043)
Gain on disposal of items of property and equipment, net	(7,068)	(3,690)	(4,539)
Loss on lease modifications			65,406
Depreciation of property and equipment	309,033	218,471	328,438
Depreciation of right-of-use assets	712,003	743,956	871,157
Amortization of intangible assets	3,021,933	6,202,250	3,589,155
Impairment of intangible assets	4,541,074	3,105,507	1,450,781
Impairment of goodwill			4,382,926
Equity-settled share-based payment expense	3,179,214	6,629,044	14,430,835
Other equity-settled transactions		500,000	882,115
Share-based payment on listing		67,027,178
Gain on disposal of assets in Malaysian operations	(600,000)
Gain on derecognition of convertible loans and bridge loan			(135,031)
Changes in fair value of financial instruments, net	(446,811)	57,333,432	1,101,484
Other long-term employee benefits expense/(credit)		109,702	(4,951,482)
Retirement benefits expense	79,131	56,672	75,376
Unrealized foreign exchange difference, net	4,196,831	(895,392)	3,389,441
Provision for expected credit losses	112,122	3,757
Reversal of provision for expected credit losses		(1,558)	(14,242)
Total adjustments	(24,033,913)	(13,352,697)	(16,459,220)
Decrease/(increase) in accounts receivable	3,185,104	(7,396,057)	5,351,533
Increase in prepayments and other assets	(5,569,341)	(1,196,743)	(728,924)
Decrease/(increase) in contract assets	4,017,017	(4,759,157)	(2,618,240)
(Decrease)/increase in accounts and other payable	(2,340,190)	9,721,951	(98,021)
Payment for reinstatement of terminated lease		(33,977)
Cash used in operations	(24,741,323)	(17,016,680)	(14,552,872)
Interest paid	(23,700)	(48,363)	(42,130)
Income tax (paid)/refunded	(49,149)	22,338
Retirement benefits paid	(74,016)		(14,402)
Net cash flows used in operating activities	(24,888,188)	(17,042,705)	(14,609,404)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	1,467,357	859,454	15,905
Purchases of items of property and equipment	(337,508)	(117,337)	(254,925)
Proceeds from disposal of items of property and equipment	7,068	6,104	9,002
Additions to intangible assets	(1,397,149)	(2,097,621)	(4,734,550)
Decrease/(increase) in pledged bank deposits	3,409	7,138	(10,775)
Net cash flows used in investing activities	(256,823)	(1,342,262)	(4,975,343)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible loans			12,656,069
Proceeds from bridge loan			7,000,000
Settlement of bridge loan			(6,390,000)
Proceeds from loan notes		5,000,000	22,397,271
Proceeds from Capital Reorganization, net		91,513,464
Settlement of loan notes		(32,720,827)
Principal portion of lease payments	(721,892)	(730,908)	(873,308)
Proceeds received from the exercise of share options	159
Net cash flows (used in)/from financing activities	(721,733)	63,061,729	34,790,032
NET (DECREASE)/INCREASEIN CASH AND CASH EQUIVALENTS	(25,866,744)	44,676,762	15,205,285
Cash and cash equivalents at beginning of year	68,641,016	24,077,695	9,190,286
Effect of foreign exchange rate changes, net	(252,752)	(113,441)	(317,876)
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 42,521,520	$ 68,641,016	$ 24,077,695